DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers S&P SmallCap 600 ESG ETF

November 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.1%
Communication Services - 1.7%
Cars.com, Inc.*	1,015	$18,899
Cinemark Holdings, Inc.*	1,783	25,408
Consolidated Communications Holdings, Inc.*	1,128	4,851
EW Scripps Co., Class A*	916	6,330
Lumen Technologies, Inc.*	16,704	21,882
QuinStreet, Inc.*	853	10,654
Scholastic Corp.	476	18,083
TechTarget, Inc.*	444	13,143
Thryv Holdings, Inc.*	484	8,610
Yelp, Inc.*	1,137	49,698

(Cost $207,424)		177,558

Consumer Discretionary - 14.9%
Abercrombie & Fitch Co., Class A*	818	62,078
Academy Sports & Outdoors, Inc.	1,260	64,096
Adtalem Global Education, Inc.*	684	38,967
American Axle & Manufacturing Holdings, Inc.*	1,924	13,391
American Eagle Outfitters, Inc.	3,054	58,118
America’s Car-Mart, Inc.*	100	7,987
BJ’s Restaurants, Inc.*	392	11,733
Bloomin’ Brands, Inc.	1,453	33,913
Boot Barn Holdings, Inc.*	494	36,200
Brinker International, Inc.*	721	25,963
Caleres, Inc.	562	17,062
Cavco Industries, Inc.*	134	37,892
Century Communities, Inc.	482	34,771
Cheesecake Factory, Inc.	776	24,328
Chico’s FAS, Inc.*	1,974	14,884
Chuy’s Holdings, Inc.*	284	9,997
Cracker Barrel Old Country Store, Inc.	373	25,039
Dine Brands Global, Inc.	247	10,737
Dorman Products, Inc.*	467	33,643
Ethan Allen Interiors, Inc.	382	10,253
Frontdoor, Inc.*	1,327	45,556
Gentherm, Inc.*	552	25,348
Green Brick Partners, Inc.*	418	19,834
Group 1 Automotive, Inc.	230	64,883
Guess?, Inc.	434	9,557
Hanesbrands, Inc.*	5,667	20,628
Haverty Furniture Cos., Inc.	208	6,519
Hibbett, Inc.	201	12,573
iRobot Corp.*	455	16,430
Jack in the Box, Inc.	325	23,497
La-Z-Boy, Inc.	731	25,724
LCI Industries	416	45,140
Leslie’s, Inc.*	2,931	14,450
LGI Homes, Inc.*	340	40,144
MDC Holdings, Inc.	979	43,330
Meritage Homes Corp.	612	86,476
Mister Car Wash, Inc.*(a)	1,424	10,367
Monro, Inc.	519	15,009
Movado Group, Inc.	247	6,459
ODP Corp.*	564	25,690
Oxford Industries, Inc.	251	22,698
Sally Beauty Holdings, Inc.*	1,772	17,135
Shake Shack, Inc., Class A*	627	37,971
Signet Jewelers Ltd.	750	61,635
Sleep Number Corp.*	347	3,519
Sonos, Inc.*	2,127	32,118
Standard Motor Products, Inc.	296	10,647
Steven Madden Ltd.	1,170	44,366
Strategic Education, Inc.	368	32,741
Stride, Inc.*	674	40,831
Tri Pointe Homes, Inc.*	1,653	48,235
Upbound Group, Inc.	784	22,814
Urban Outfitters, Inc.*	950	33,915
Winnebago Industries, Inc.	497	32,121
Wolverine World Wide, Inc.	1,245	10,670

(Cost $1,632,663)		1,580,082

Consumer Staples - 4.2%
Andersons, Inc.	511	25,478
B&G Foods, Inc.	1,203	11,116
Calavo Growers, Inc.	281	6,095
Cal-Maine Foods, Inc.	669	32,058
Edgewell Personal Care Co.	850	29,588
elf Beauty, Inc.*	897	105,927
Fresh Del Monte Produce, Inc.	543	12,380
Hain Celestial Group, Inc.*	1,473	15,570
John B Sanfilippo & Son, Inc.	153	14,082
MGP Ingredients, Inc.	269	22,986
National Beverage Corp.*	400	19,016
PriceSmart, Inc.	425	28,641
Simply Good Foods Co.*	1,486	57,568
SpartanNash Co.	558	12,371
TreeHouse Foods, Inc.*	845	34,400
United Natural Foods, Inc.*	945	13,750

(Cost $413,024)		441,026

Energy - 4.5%
Archrock, Inc.	2,317	33,573
Bristow Group, Inc.*	373	9,605
Callon Petroleum Co.*	930	29,081
Comstock Resources, Inc.	1,565	15,447
Core Laboratories, Inc.	769	13,619
Dril-Quip, Inc.*	563	12,510
Green Plains, Inc.*	964	23,984
Helix Energy Solutions Group, Inc.*	2,395	22,322
Helmerich & Payne, Inc.	1,650	59,780
Nabors Industries Ltd.*	149	12,936

Oil States International, Inc.*	1,010	6,959
Par Pacific Holdings, Inc.*	925	31,700
Patterson-UTI Energy, Inc.	5,278	61,805
SM Energy Co.	1,954	73,177
Talos Energy, Inc.*	1,696	23,608
US Silica Holdings, Inc.*	1,261	14,224
Vital Energy, Inc.*	267	11,972
World Kinect Corp.	978	20,577

(Cost $460,386)		476,879

Financials - 17.7%
Ambac Financial Group, Inc.*	758	11,180
American Equity Investment Life Holding Co.*	1,024	56,484
Ameris Bancorp	1,070	45,561
AMERISAFE, Inc.	314	15,122
Assured Guaranty Ltd.	915	62,138
Atlantic Union Bankshares Corp.	1,260	38,518
Axos Financial, Inc.*	864	33,065
Banc of California, Inc.	2,163	25,004
BancFirst Corp.	239	20,705
Bancorp, Inc.*	895	34,914
BankUnited, Inc.	1,225	33,798
Banner Corp.	558	25,188
Berkshire Hills Bancorp, Inc.	699	14,630
Bread Financial Holdings, Inc.	809	22,733
Brightsphere Investment Group, Inc.	510	8,900
Central Pacific Financial Corp.	425	7,467
City Holding Co.	245	23,586
Community Bank System, Inc.	881	39,081
Customers Bancorp, Inc.*	482	21,724
Donnelley Financial Solutions, Inc.*	410	24,198
Encore Capital Group, Inc.*	388	17,382
Enova International, Inc.*	508	20,930
EVERTEC, Inc.	1,070	39,558
FB Financial Corp.	571	19,163
First BanCorp	2,967	44,505
First Commonwealth Financial Corp.	1,686	22,542
First Financial Bancorp	1,578	31,891
First Hawaiian, Inc.	2,101	41,285
Franklin BSP Realty Trust, Inc. REIT	1,354	17,710
Genworth Financial, Inc., Class A*	7,637	44,982
Green Dot Corp., Class A*	739	5,927
Hanmi Financial Corp.	481	8,004
Heritage Financial Corp.	554	9,872
Hilltop Holdings, Inc.	782	23,030
Hope Bancorp, Inc.	1,976	19,365
Horace Mann Educators Corp.	673	22,519
Independent Bank Group, Inc.	579	22,396
Mr Cooper Group, Inc.*	1,093	66,148
National Bank Holdings Corp., Class A	645	21,291
NBT Bancorp, Inc.	774	27,500
Northfield Bancorp, Inc.	658	6,277
Northwest Bancshares, Inc.	2,153	23,984
OFG Bancorp	776	26,043
Pacific Premier Bancorp, Inc.	1,551	34,929
Park National Corp.	237	26,307
Pathward Financial, Inc.	432	21,423
PennyMac Mortgage Investment Trust REIT	1,400	19,656
Piper Sandler Cos.	249	38,528
PRA Group, Inc.*	616	11,414
ProAssurance Corp.	852	10,539
PROG Holdings, Inc.*	751	20,472
Provident Financial Services, Inc.	1,237	18,827
Radian Group, Inc.	2,584	66,435
Redwood Trust, Inc. REIT	1,998	14,206
Renasant Corp.	946	25,769
S&T Bancorp, Inc.	616	17,242
Safety Insurance Group, Inc.	244	18,771
Seacoast Banking Corp. of Florida	1,428	33,187
Simmons First National Corp., Class A	2,085	33,339
Southside Bancshares, Inc.	473	12,974
Stewart Information Services Corp.	463	21,877
StoneX Group, Inc.*	433	26,469
Tompkins Financial Corp.	198	10,488
Triumph Financial, Inc.*	366	24,840
Trupanion, Inc.*(a)	612	15,741
TrustCo Bank Corp. NY	300	8,052
Trustmark Corp.	1,035	23,712
Two Harbors Investment Corp. REIT	1,624	22,509
United Fire Group, Inc.	342	7,144
Veritex Holdings, Inc.	894	17,111
Virtus Investment Partners, Inc.	115	22,496
Walker & Dunlop, Inc.	554	46,547
WisdomTree, Inc.	1,985	12,922
World Acceptance Corp.*	53	5,907
WSFS Financial Corp.	1,017	39,226

(Cost $2,042,890)		1,875,359

Health Care - 9.5%
Addus HomeCare Corp.*	263	22,934
AMN Healthcare Services, Inc.*	626	42,443
Amphastar Pharmaceuticals, Inc.*	631	35,538
Arcus Biosciences, Inc.*	874	13,162
Avid Bioservices, Inc.*	984	5,009
Catalyst Pharmaceuticals, Inc.*	1,684	24,300
Certara, Inc.*	1,739	25,059
Community Health Systems, Inc.*	1,979	5,086
CONMED Corp.	506	54,279
Cross Country Healthcare, Inc.*	559	11,331
Cytokinetics, Inc.*	1,579	52,865
Dynavax Technologies Corp.*	2,121	29,058
Embecta Corp.	1,044	19,147

Ensign Group, Inc.	922	98,719
Fulgent Genetics, Inc.*	371	10,232
Glaukos Corp.*	818	52,262
HealthStream, Inc.	382	9,550
Innoviva, Inc.*	954	13,213
Integer Holdings Corp.*	548	47,797
Ironwood Pharmaceuticals, Inc.*	2,243	22,206
Ligand Pharmaceuticals, Inc.*	267	15,569
Merit Medical Systems, Inc.*	949	67,910
ModivCare, Inc.*	212	8,005
Myriad Genetics, Inc.*	1,328	25,351
OraSure Technologies, Inc.*	1,146	8,389
Orthofix Medical, Inc.*	622	6,873
Owens & Minor, Inc.*	1,306	25,963
Pediatrix Medical Group, Inc.*	1,348	11,296
Phibro Animal Health Corp., Class A	307	2,944
Prestige Consumer Healthcare, Inc.*	812	46,568
RadNet, Inc.*	1,007	33,463
REGENXBIO, Inc.*	656	12,805
Select Medical Holdings Corp.	1,717	38,804
US Physical Therapy, Inc.	243	20,662
Varex Imaging Corp.*	669	12,611
Veradigm, Inc.*	1,838	21,100
Vericel Corp.*	771	27,401
Vir Biotechnology, Inc.*	1,360	12,906
Xencor, Inc.*	983	18,028

(Cost $1,127,890)		1,010,838

Industrials - 18.4%
AAON, Inc.	1,116	69,862
ABM Industries, Inc.	1,089	44,638
Alamo Group, Inc.	171	31,413
Allegiant Travel Co.	247	16,917
American Woodmark Corp.*	271	19,620
Applied Industrial Technologies, Inc.	638	102,125
ArcBest Corp.	399	47,557
Arcosa, Inc.	797	59,137
Astec Industries, Inc.	380	11,814
AZZ, Inc.	425	20,897
Barnes Group, Inc.	821	21,658
Boise Cascade Co.	650	71,045
Brady Corp., Class A	757	42,596
Comfort Systems USA, Inc.	593	114,793
CSG Systems International, Inc.	490	24,103
Deluxe Corp.	725	13,260
Dycom Industries, Inc.*	485	50,377
Encore Wire Corp.	276	50,867
Enerpac Tool Group Corp.	924	25,225
EnPro Industries, Inc.	348	44,694
Enviri Corp.*	1,255	7,404
Federal Signal Corp.	1,000	68,940
Forward Air Corp.	423	26,873
GEO Group, Inc.*	2,164	21,965
Gibraltar Industries, Inc.*	501	33,662
Granite Construction, Inc.	732	33,635
Greenbrier Cos., Inc.	508	19,157
Griffon Corp.	688	32,013
Heartland Express, Inc.	735	9,864
Heidrick & Struggles International, Inc.	313	8,507
Hillenbrand, Inc.	1,155	44,745
HNI Corp.	792	30,943
Hub Group, Inc., Class A*	519	39,210
Interface, Inc.	918	9,281
John Bean Technologies Corp.	526	54,336
Kelly Services, Inc., Class A	550	11,434
Kennametal, Inc.	1,313	30,606
Korn Ferry	885	45,790
Lindsay Corp.	181	21,595
Liquidity Services, Inc.*	379	7,262
Matson, Inc.	577	55,259
Matthews International Corp., Class A	498	17,007
MillerKnoll, Inc.	1,255	32,379
MYR Group, Inc.*	276	34,340
NOW, Inc.*	1,747	17,418
OPENLANE, Inc.*	1,775	25,950
Pitney Bowes, Inc.	2,556	10,326
Powell Industries, Inc.	152	12,640
Proto Labs, Inc.*	428	15,494
Quanex Building Products Corp.	526	16,196
Resideo Technologies, Inc.*	2,431	39,941
Resources Connection, Inc.	501	6,814
SkyWest, Inc.*	706	33,380
SPX Technologies, Inc.*	749	63,897
Standex International Corp.	195	26,095
Tennant Co.	314	26,885
Trinity Industries, Inc.	1,350	33,696
TrueBlue, Inc.*	517	7,207
TTEC Holdings, Inc.	298	5,579
Viad Corp.*	350	11,655
Wabash National Corp.	753	16,506

(Cost $1,714,211)		1,948,484

Information Technology - 13.1%
A10 Networks, Inc.	1,095	13,677
Adeia, Inc.	1,739	15,981
ADTRAN Holdings, Inc.	1,150	6,015
Agilysys, Inc.*	330	28,410
Alarm.com Holdings, Inc.*	822	44,783
Arlo Technologies, Inc.*	1,514	13,762
Axcelis Technologies, Inc.*	540	67,111
Badger Meter, Inc.	482	71,032
Benchmark Electronics, Inc.	619	15,444
Cohu, Inc.*	795	25,225
Consensus Cloud Solutions, Inc.*	279	5,139

CTS Corp.	503	19,491
Digi International, Inc.*	592	13,936
Digital Turbine, Inc.*	1,426	6,631
Diodes, Inc.*	752	49,948
ePlus, Inc.*	450	28,566
Extreme Networks, Inc.*	2,093	33,781
Fabrinet*	596	96,492
FormFactor, Inc.*	1,289	48,441
Harmonic, Inc.*	1,856	20,527
Insight Enterprises, Inc.*	498	75,407
InterDigital, Inc.	444	44,364
Itron, Inc.*	755	50,872
Kulicke & Soffa Industries, Inc.	921	47,450
LiveRamp Holdings, Inc.*	1,111	36,841
Methode Electronics, Inc.	597	14,167
NetScout Systems, Inc.*	1,202	24,136
OneSpan, Inc.*	558	5,597
OSI Systems, Inc.*	253	31,192
Plexus Corp.*	453	46,156
Progress Software Corp.	714	38,456
Rambus, Inc.*	1,810	122,483
Rogers Corp.*	278	35,973
ScanSource, Inc.*	400	13,372
Semtech Corp.*	1,040	17,025
SPS Commerce, Inc.*	609	104,919
Veeco Instruments, Inc.*	944	26,932
Viavi Solutions, Inc.*	3,663	29,597

(Cost $1,204,536)		1,389,331

Materials - 5.6%
AdvanSix, Inc.	436	11,393
Balchem Corp.	531	66,226
Carpenter Technology Corp.	810	57,356
Century Aluminum Co.*	808	6,351
Clearwater Paper Corp.*	265	9,294
Compass Minerals International, Inc.	539	13,087
Hawkins, Inc.	316	19,415
Haynes International, Inc.	199	9,767
HB Fuller Co.	900	68,112
Innospec, Inc.	409	42,974
Kaiser Aluminum Corp.	265	15,497
Koppers Holdings, Inc.	330	14,906
Livent Corp.*(a)	2,958	40,702
Materion Corp.	346	39,136
Minerals Technologies, Inc.	542	33,951
Quaker Chemical Corp.	232	41,479
Stepan Co.	355	29,312
SunCoke Energy, Inc.	1,460	13,593
TimkenSteel Corp.*	625	12,700
Warrior Met Coal, Inc.	857	47,966

(Cost $575,254)		593,217

Real Estate - 7.8%
Acadia Realty Trust REIT	1,538	23,255
Alexander & Baldwin, Inc. REIT	1,200	20,100
American Assets Trust, Inc. REIT	775	15,608
Anywhere Real Estate, Inc.*	1,759	9,463
Armada Hoffler Properties, Inc. REIT	1,067	11,716
Brandywine Realty Trust REIT	2,873	12,814
CareTrust REIT, Inc. REIT	1,642	37,897
Centerspace REIT	249	13,282
Chatham Lodging Trust REIT	778	7,710
Cushman & Wakefield PLC*	2,863	23,505
DiamondRock Hospitality Co. REIT	3,497	29,095
Easterly Government Properties, Inc. REIT	1,519	17,712
Elme Communities REIT	1,425	18,724
Four Corners Property Trust, Inc. REIT	1,528	35,129
Getty Realty Corp. REIT	757	22,278
Hudson Pacific Properties, Inc. REIT	2,026	11,893
Innovative Industrial Properties, Inc. REIT	462	37,727
JBG SMITH Properties REIT	1,598	21,925
Kennedy-Wilson Holdings, Inc.	1,913	21,713
LTC Properties, Inc. REIT	673	21,953
LXP Industrial Trust REIT	4,769	41,872
Pebblebrook Hotel Trust REIT	1,987	25,334
Retail Opportunity Investments Corp. REIT	2,105	27,091
RPT Realty REIT	1,279	14,862
SITE Centers Corp. REIT	2,978	39,280
SL Green Realty Corp. REIT (a)	1,058	38,691
St Joe Co.	596	30,652
Summit Hotel Properties, Inc. REIT	1,750	10,955
Sunstone Hotel Investors, Inc. REIT	3,412	33,711
Tanger, Inc. REIT	1,762	43,979
Uniti Group, Inc. REIT	3,960	21,899
Urban Edge Properties REIT	1,975	33,081
Veris Residential, Inc. REIT	1,358	19,677
Whitestone REIT	751	8,231
Xenia Hotels & Resorts, Inc. REIT	1,766	21,563

(Cost $958,553)		824,377

Utilities - 1.7%
American States Water Co.	603	48,180
California Water Service Group	950	48,042
Middlesex Water Co.	301	19,234
Northwest Natural Holding Co.	583	21,349
SJW Group	475	31,179
Unitil Corp.	284	13,768

(Cost $203,825)		181,752

TOTAL COMMON STOCKS (Cost $10,540,656)		10,498,903

OTHER INVESTMENTS - 0.0%
Health Care - 0.0%
Omniab, Inc. $12.50 Earnout*(b)(c)	105	0
Omniab, Inc. $15.00 Earnout*(b)(c)	105	0

(Cost $0)		0

TOTAL OTHER INVESTMENTS (Cost $0)		0

EXCHANGE-TRADED FUNDS - 0.8%
iShares ESG Screened S&P Small-Cap ETF	1,950	65,982
SPDR Portfolio S&P 600 Small Cap ETF	500	18,830

(Cost $82,848)		84,812

SECURITIES LENDING COLLATERAL - 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (d)(e)
(Cost $100,975)	100,975	100,975

CASH EQUIVALENTS - 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.31% (d)
(Cost $26,000)	26,000	26,000

TOTAL INVESTMENTS - 101.1% (Cost $10,750,479)		$10,710,690
Other assets and liabilities, net - (1.1%)		(112,741)

NET ASSETS - 100.0%		$10,597,949

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023

SECURITIES LENDING COLLATERAL — 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (d)(e)
145,100	—	(44,125) (f)	—	—	52	—	100,975	100,975
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.31% (d)
4,613	111,571	(90,184)	—	—	103	—	26,000	26,000

149,713	111,571	(134,309)	—	—	155	—	126,975	126,975

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2023 amounted to $97,002, which is 0.9% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)

Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2023.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$10,498,903	$—	$—	$10,498,903
Other Investments	—	—	0	0
Exchange-Traded Funds	84,812	—	—	84,812
Short-Term Investments (a)	126,975	—	—	126,975

TOTAL	$10,710,690	$—	$0	$10,710,690

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

SMLE-PH1

R-089711-1 (5/24) DBX005195 (5/24)